Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders` Equity (Deficit) (Parentheticals) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Issuance of restricted Common Stock, shares	50,000